 v3.25.4
Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (In Thousands)
2025	$749,906	$749,906	$718,438	$129.12	$24,225
2024	$661,919	$661,919	$503,962	$94.52	$19,023
2023	$761,541	$761,541	$450,036	$77.52	$3,387

PEO Total Compensation Amount	$ 749,906	$ 661,919	$ 761,541
PEO Actually Paid Compensation Amount	749,906	661,919	761,541
Non-PEO NEO Average Total Compensation Amount	$ 718,438	503,962	450,036
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 129.12	94.52	77.52
Net Income (Loss)	$ 24,225,000	$ 19,023,000	$ 3,387,000
X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph ii

+ Details
Name:	ecd_CompActuallyPaidVsNetIncomeTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph i

+ Details
Name:	ecd_CompActuallyPaidVsTotalShareholderRtnTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_NonPeoNeoAvgTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iii

+ Details
Name:	ecd_PeoActuallyPaidCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_PeoTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 1

+ Details
Name:	ecd_PvpTable
Namespace Prefix:	ecd_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 1

+ Details
Name:	ecd_PvpTableTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iv

+ Details
Name:	ecd_TotalShareholderRtnAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The portion of profit or loss for the period, net of income taxes, which is attributable to the parent.

+ References

Reference 1: http://www.xbrl.org/2003/role/exampleRef
-Topic 946
-SubTopic 830
-Name Accounting Standards Codification
-Section 55
-Paragraph 10
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479168/946-830-55-10

Reference 2: http://www.xbrl.org/2003/role/exampleRef
-Topic 220
-SubTopic 40
-Name Accounting Standards Codification
-Section 55
-Paragraph 4
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147476153/220-40-55-4

Reference 3: http://www.xbrl.org/2003/role/exampleRef
-Topic 220
-SubTopic 40
-Name Accounting Standards Codification
-Section 55
-Paragraph 21
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147476153/220-40-55-21

Reference 4: http://www.xbrl.org/2003/role/exampleRef
-Topic 220
-SubTopic 40
-Name Accounting Standards Codification
-Section 55
-Paragraph 14
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147476153/220-40-55-14

Reference 5: http://www.xbrl.org/2003/role/disclosureRef
-Topic 235
-SubTopic 10
-Name Accounting Standards Codification
-Section S50
-Paragraph 1
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480738/235-10-S50-1

Reference 6: http://www.xbrl.org/2003/role/disclosureRef
-Topic 235
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.4-08(g)(1)(i))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480678/235-10-S99-1

Reference 7: http://www.xbrl.org/2003/role/disclosureRef
-Topic 235
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.4-08(k)(2))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480678/235-10-S99-1

Reference 8: http://www.xbrl.org/2003/role/disclosureRef
-Topic 825
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 28
-Subparagraph (f)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482907/825-10-50-28

Reference 9: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 4
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-4

Reference 10: http://www.xbrl.org/2003/role/disclosureRef
-Topic 480
-SubTopic 10
-Name Accounting Standards Codification
-Section S50
-Paragraph 3
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479857/480-10-S50-3

Reference 11: http://www.xbrl.org/2003/role/disclosureRef
-Topic 480
-SubTopic 10
-Name Accounting Standards Codification
-Section S45
-Paragraph 3
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479887/480-10-S45-3

Reference 12: http://www.xbrl.org/2003/role/disclosureRef
-Topic 480
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 3A
-Subparagraph (24)(d)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480244/480-10-S99-3A

Reference 13: http://www.xbrl.org/2003/role/disclosureRef
-Topic 105
-SubTopic 10
-Name Accounting Standards Codification
-Section 65
-Paragraph 9
-Subparagraph (e)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479343/105-10-65-9

Reference 14: http://www.xbrl.org/2003/role/disclosureRef
-Topic 718
-SubTopic 10
-Name Accounting Standards Codification
-Section 65
-Paragraph 17
-Subparagraph (d)(1)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480336/718-10-65-17

Reference 15: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 6
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-6

Reference 16: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 9
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-9

Reference 17: http://www.xbrl.org/2003/role/disclosureRef
-Topic 805
-SubTopic 60
-Name Accounting Standards Codification
-Section 65
-Paragraph 1
-Subparagraph (g)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147476176/805-60-65-1

Reference 18: http://www.xbrl.org/2003/role/disclosureRef
-Topic 740
-SubTopic 323
-Name Accounting Standards Codification
-Section 65
-Paragraph 2
-Subparagraph (g)(3)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478666/740-323-65-2

Reference 19: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 2
-Subparagraph (SX 210.5-03(20))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483621/220-10-S99-2

Reference 20: http://www.xbrl.org/2003/role/disclosureRef
-Topic 235
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.4-08(g)(1)(ii))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480678/235-10-S99-1

Reference 21: http://www.xbrl.org/2003/role/disclosureRef
-Topic 323
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 3
-Subparagraph (c)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147481687/323-10-50-3

Reference 22: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 6
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482765/220-10-50-6

Reference 23: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 3
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-3

Reference 24: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 1
-Subparagraph (b)(2)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-1

Reference 25: http://www.xbrl.org/2003/role/disclosureRef
-Topic 815
-SubTopic 40
-Name Accounting Standards Codification
-Section 65
-Paragraph 1
-Subparagraph (f)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480175/815-40-65-1

Reference 26: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 8
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-8

Reference 27: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 11
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-11

Reference 28: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 11
-Subparagraph (b)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-11

Reference 29: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section 45
-Paragraph 7
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479105/946-220-45-7

Reference 30: http://www.xbrl.org/2003/role/disclosureRef
-Topic 944
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.7-04(18))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147477250/944-220-S99-1

Reference 31: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.6-07(9))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479134/946-220-S99-1

Reference 32: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 3
-Subparagraph (SX 210.6-09(1)(d))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479134/946-220-S99-3

Reference 33: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(i))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 34: http://www.xbrl.org/2009/role/commonPracticeRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(ii))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 35: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iii)(A))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 36: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iv))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 37: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(5))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 38: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(i))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 39: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(A))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 40: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(B))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 41: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iv))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 42: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(5))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 43: http://www.xbrl.org/2003/role/disclosureRef
-Topic 260
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 60B
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482689/260-10-45-60B

Reference 44: http://www.xbrl.org/2003/role/disclosureRef
-Topic 205
-SubTopic 20
-Name Accounting Standards Codification
-Section 50
-Paragraph 7
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483499/205-20-50-7

Reference 45: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 230
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 28
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482740/230-10-45-28

Reference 46: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 1A
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482790/220-10-45-1A

Reference 47: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 1B
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482790/220-10-45-1B

Reference 48: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 20
-Name Accounting Standards Codification
-Section 65
-Paragraph 4
-Subparagraph (f)(4)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147481538/470-20-65-4

Reference 49: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 942
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.9-04(22))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478524/942-220-S99-1

+ Details
Name:	us-gaap_NetIncomeLoss
Namespace Prefix:	us-gaap_
Data Type:	xbrli:monetaryItemType
Balance Type:	credit
Period Type:	duration